Goodwill and Acquired Intangible Assets - Schedule of Purchased Intangible Assets (Detail) $ in Thousands	9 Months Ended
Dec. 31, 2016 USD ($)
Finite Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 1,654
Accumulated Amortization	21
Net Carrying Value	$ 1,633
Developed Technology [Member]
Finite Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Life (in years)	10 years
Gross Carrying Value	$ 1,546
Accumulated Amortization	19
Net Carrying Value	$ 1,527
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Weighted-Average Remaining Useful Life (in years)	7 years
Gross Carrying Value	$ 108
Accumulated Amortization	2
Net Carrying Value	$ 106